Stock-Based Compensation - Schedule of of Share-based Payment Arrangement, RSU, Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
RSUs Outstanding, Beginning Balance	4,924,243
RSUs Granted	12,692,419
RSUs Vested	(1,302,603)
RSUs Forfeited	(2,373,371)
Outstanding and unvested December 31, 2022	13,940,688
Options, vested or expected to vest	13,940,688
Weighted-average grant date fair value per share, granted | $ / shares	$ 2.8
Weighted-average grant date fair value per share, vested | $ / shares	6.67
Weighted-average grant date fair value per share, forfeited | $ / shares	4.94
Weighted-average grant date fair value per share, ending balance | $ / shares	3.31
Weighted-average grant date fair value per share, expected to vest | $ / shares	$ 3.31